UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: October 31
Date of reporting period: April 30, 2008

ITEM 1. REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / APRIL 30, 2008

Legg Mason Partners
Variable Aggressive
Growth Portfolio

Managed by CLEARBRIDGE ADVISORS

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks capital appreciation.

What’s inside

Letter from the chairman	I

Portfolio at a glance	1

Portfolio expenses	2

Schedule of investments	4

Statement of assets and liabilities	8

Statement of operations	9

Statements of changes in net assets	10

Financial highlights	11

Notes to financial statements	13

Board approval of management and subadvisory agreements	23

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Portfolio’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was lackluster at best during the six-month reporting period ended April 30, 2008. Third quarter 2007 U.S. gross domestic product (“GDP”)i growth was 4.9%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was 0.6%. The U.S. Commerce Department then reported that its preliminary estimate for first quarter 2008 GDP growth was a modest 0.9%. While it was once debated whether or not the U.S. would fall into a recession, it is now looking more likely that the U.S. could experience a mild recession. Even areas of the economy that had once been fairly resilient have begun to falter, including the job market. The U.S. Department of Labor reported that payroll employment declined in each of the first four months of 2008 — the longest consecutive monthly decline since early 2003.

Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions during the reporting period. At its meeting in September 2007, the Fed reduced the federal funds rateiii from 5.25% to 4.75%. This marked the first reduction in the federal funds rate since June 2003. The Fed reduced the federal funds rate an additional 25 basis points in October 2007. Then, over the course of the reporting period, the Fed lowered rates on five more occasions, bringing the federal funds rate to 2.00% as of April 30, 2008. In its statement accompanying the April rate cut, the Fed stated: “Recent information indicates that economic activity remains weak. Household and business spending has been subdued and labor markets have softened further. Financial markets remain under considerable stress, and tight credit conditions and the deepening housing contraction are likely to weigh on economic growth over the next few quarters.”

In addition to lowering short-term interest rates, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also

Legg Mason Partners Variable Aggressive Growth Portfolio ï I

Letter from the chairman continued

increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

The U.S. stock market generated poor results during the six-month reporting period. Stock prices fell during the first five months of the reporting period before rallying somewhat in April 2008. The market’s troubles were due, in part, to the severe credit crunch, weakening corporate profits, rising inflation and increasing fears of a recession. All told, the S&P 500 Indexiv returned -9.64% over the six-month reporting period ended April 30, 2008.

Looking at U.S. stock prices more closely, the market’s weakness was broad in scope. Mid-cap stocks outperformed their large- and small-cap counterparts on a relative basis, as the Russell Midcapv, Russell 1000vi and Russell 2000vii Indexes returned -8.77%, -9.54% and -12.92%, respectively, during the six-month reporting period. From an investment style perspective, growth stocks modestly outperformed value stocks, with the Russell 3000 Growthviii and Russell 3000 Valueix Indexes returning -9.68% and -9.97%, respectively.

Performance review
For the six months ended April 30, 2008, Class I shares of Legg Mason Partners Variable Aggressive Growth Portfolio1 returned -10.35%. The Portfolio’s unmanaged benchmark, the Russell 3000 Growth Index, returned -9.68% for the same period. The Lipper Variable Multi-Cap Growth Funds Category Average2 returned -13.05% over the same time frame.
1 The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.
2 Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2008 including the reinvestment of all distributions, including returns of capital, if any, calculated among the 166 funds in the Portfolio’s Lipper Category.

II ï Legg Mason Partners Variable Aggressive Growth Portfolio

PERFORMANCE SNAPSHOT as of April 30, 2008 (unaudited)

6 MONTHS
Variable Aggressive Growth Portfolio[1] — Class I Shares	-10.35%

Russell 3000 Growth Index	-9.68%

Lipper Variable Multi-Cap Growth Funds Category Average[2]	-13.05%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Class II shares returned -10.48% over the six months ended April 30, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Portfolio’s most current prospectus dated February 28, 2008, as supplemented June 6, 2008, the gross total operating expenses for Class I and II shares were 0.82% and 1.15%, respectively.

Information about your portfolio
As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Portfolio’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Portfolio’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Portfolio is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Portfolio is contained in the Notes to Financial Statements included in this report.
1 The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.
2 Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2008 including the reinvestment of all distributions, including returns of capital, if any, calculated among the 166 funds in the Portfolio’s Lipper Category.

Legg Mason Partners Variable Aggressive Growth Portfolio ï III

Letter from the chairman continued

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

June 6, 2008

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The Portfolio may invest a significant portion of its assets in small- and mid-cap companies which may be more volatile than an investment that focuses only on large-cap companies. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vi	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

IV ï Legg Mason Partners Variable Aggressive Growth Portfolio

Portfolio at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percentage of total investment — April 30, 2008

Legg Mason Partners Variable Aggressive Growth Portfolio 2008 Semi-Annual Report ï 1

Portfolio expenses (unaudited)

Example
As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2007 and held for the six months ended April 30, 2008.

Actual expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]

		BEGINNING	ENDING	ANNUALIZED	EXPENSES
	ACTUAL TOTAL	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
	RETURN[2]	VALUE	VALUE	RATIO	THE PERIOD[3]
Class I	(10.35)%	$1,000.00	$896.50	0.81%	$3.82

Class II	(10.48)	1,000.00	895.20	1.07	5.04

[1]	For the six months ended April 30, 2008.

[2]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2 ï Legg Mason Partners Variable Aggressive Growth Portfolio 2008 Semi-Annual Report

Hypothetical example for comparison purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]

	HYPOTHETICAL	BEGINNING	ENDING	ANNUALIZED	EXPENSES
	ANNUALIZED	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
	TOTAL RETURN	VALUE	VALUE	RATIO	THE PERIOD[2]
Class I	5.00%	$1,000.00	$1,020.84	0.81%	$4.07

Class II	5.00	1,000.00	1,019.54	1.07	5.37

[1]	For the six months ended April 30, 2008.

[2]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Variable Aggressive Growth Portfolio 2008 Semi-Annual Report ï 3

Schedule of investments (unaudited)
April 30, 2008

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

SHARES	SECURITY	VALUE

COMMON STOCKS — 97.7%

CONSUMER DISCRETIONARY — 15.7%

	Internet & Catalog Retail — 0.8%

540,950	Liberty Media Holding Corp., Interactive Group, Series A Shares*	$8,184,573

	Media — 14.8%

1,345,595	Cablevision Systems Corp., New York Group, Class A Shares*	30,948,685

171,175	CBS Corp., Class B Shares	3,949,007

	Comcast Corp.:

205,438	Class A Shares	4,221,751

2,162,527	Special Class A Shares	43,769,547

212,880	Discovery Holding Co., Class A Shares*	4,930,301

	Liberty Global Inc.:

84,367	Series A Shares*	2,985,748

85,560	Series C Shares*	2,840,592

394,760	Liberty Media Corp. — Entertainment, Series A*	10,244,022

98,690	Liberty Media Holding Corp., Capital Group, Series A Shares*	1,516,866

2,699,500	Sirius Satellite Radio Inc.*	6,937,715

1,000,067	Time Warner Inc.	14,850,995

171,175	Viacom Inc., Class B Shares*	6,579,967

721,400	Walt Disney Co.	23,395,002

40,200	World Wrestling Entertainment Inc., Class A Shares	709,530

	Total Media	157,879,728

	Specialty Retail — 0.1%

224,700	Charming Shoppes Inc.*	1,159,452

	TOTAL CONSUMER DISCRETIONARY	167,223,753

ENERGY — 23.2%

	Energy Equipment & Services — 13.9%

173,400	Core Laboratories NV*	21,723,552

274,288	National-Oilwell Varco Inc.*	18,775,014

1,340,400	Weatherford International Ltd.*	108,130,068

	Total Energy Equipment & Services	148,628,634

	Oil, Gas & Consumable Fuels — 9.3%

1,482,700	Anadarko Petroleum Corp.	98,688,512

	TOTAL ENERGY	247,317,146

See Notes to Financial Statements.

4 ï Legg Mason Partners Variable Aggressive Growth Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

SHARES	SECURITY	VALUE
FINANCIALS — 9.0%

	Capital Markets — 8.1%

160,400	Cohen & Steers Inc.	$4,478,368

1,226,784	Lehman Brothers Holdings Inc.	54,272,924

553,500	Merrill Lynch & Co. Inc.	27,580,905

	Total Capital Markets	86,332,197

	Diversified Financial Services — 0.1%

88,225	CIT Group Inc.	960,770

	Thrifts & Mortgage Finance — 0.8%

49,500	Astoria Financial Corp.	1,173,150

379,415	New York Community Bancorp Inc.	7,083,678

	Total Thrifts & Mortgage Finance	8,256,828

	TOTAL FINANCIALS	95,549,795

HEALTH CARE — 31.5%

	Biotechnology — 19.0%

168,920	Alkermes Inc.*	2,099,676

877,705	Amgen Inc.*	36,749,508

960,856	Biogen Idec Inc.*	58,314,351

120,700	Genentech Inc.*	8,231,740

847,116	Genzyme Corp.*	59,594,610

580,803	ImClone Systems Inc.*	27,094,460

232,950	Isis Pharmaceuticals Inc.*	2,744,151

4,800	Nabi Biopharmaceuticals*	19,344

283,110	Vertex Pharmaceuticals Inc.*	7,224,967

	Total Biotechnology	202,072,807

	Health Care Equipment & Supplies — 2.0%

451,761	Covidien Ltd.	21,092,721

	Health Care Providers & Services — 5.0%

1,629,020	UnitedHealth Group Inc.	53,154,923

	Life Sciences Tools & Services — 0.0%

177,860	Nanogen Inc.*	73,136

	Pharmaceuticals — 5.5%
208,410	BioMimetic Therapeutics Inc.*	2,046,586

1,116,880	Forest Laboratories Inc.*	38,766,905

127,548	Johnson & Johnson	8,557,195

85,018	Teva Pharmaceutical Industries Ltd., ADR	3,977,142

See Notes to Financial Statements.

Legg Mason Partners Variable Aggressive Growth Portfolio 2008 Semi-Annual Report ï 5

Schedule of investments (unaudited) continued
April 30, 2008

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

SHARES	SECURITY	VALUE
	Pharmaceuticals — 5.5% continued

397,000	Valeant Pharmaceuticals International*	$5,272,160

	Total Pharmaceuticals	58,619,988

	TOTAL HEALTH CARE	335,013,575

INDUSTRIALS — 7.1%

	Aerospace & Defense — 4.1%
390,000	L-3 Communications Holdings Inc.	43,465,500

	Industrial Conglomerates — 2.0%

451,761	Tyco International Ltd.	21,137,897

	Machinery — 1.0%

312,000	Pall Corp.	10,848,240

	TOTAL INDUSTRIALS	75,451,637

INFORMATION TECHNOLOGY — 11.2%

	Communications Equipment — 1.2%

93,068	Arris Group Inc.*	753,853

417,225	Nokia Oyj, ADR	12,545,956

	Total Communications Equipment	13,299,809

	Computers & Peripherals — 2.0%

3,500	LaserCard Corp.*	23,520

273,500	Quantum Corp.*	478,625

510,600	SanDisk Corp.*	13,832,154

341,967	Seagate Technology	6,452,917

	Total Computers & Peripherals	20,787,216

	Electronic Equipment & Instruments — 1.6%

18,150	Excel Technology Inc.*	428,159

451,761	Tyco Electronics Ltd.	16,900,379

	Total Electronic Equipment & Instruments	17,328,538

	Internet Software & Services — 0.0%

2	Move Inc.*	5

	Semiconductors & Semiconductor Equipment — 4.9%
603,050	Broadcom Corp., Class A Shares*	15,655,178

100,000	Cabot Microelectronics Corp.*	3,405,000

235,500	Cirrus Logic Inc.*	1,683,825

141,400	Cree Inc.*	3,676,400

139,700	DSP Group Inc.*	1,834,261

411,659	Intel Corp.	9,163,529

1,824,855	Micron Technology Inc.*	14,087,881

See Notes to Financial Statements.

6 ï Legg Mason Partners Variable Aggressive Growth Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

SHARES	SECURITY	VALUE
	Semiconductors & Semiconductor Equipment — 4.9% continued

560,700	RF Micro Devices Inc.*	$1,889,559

15,700	Standard Microsystems Corp.*	465,505

	Total Semiconductors & Semiconductor Equipment	51,861,138

	Software — 1.5%
111,800	Advent Software Inc.*	4,456,348

243,800	Autodesk Inc.*	9,264,400

97,564	Microsoft Corp.	2,782,525

	Total Software	16,503,273

	TOTAL INFORMATION TECHNOLOGY	119,779,979

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $820,201,075)	1,040,335,885

FACE
AMOUNT
SHORT-TERM INVESTMENT — 2.5%

	Repurchase Agreement — 2.5%

$26,487,000	Interest in $1,193,117,000 joint tri-party repurchase agreement dated 4/30/08 with Greenwich Capital Markets Inc., 1.950% due 5/1/08; Proceeds at maturity — $26,488,435; (Fully collateralized by various U.S. government agency obligations, 2.510% to 7.250% due 11/13/08 to 9/16/13; Market value — $27,016,825) (Cost — $26,487,000)	26,487,000

	TOTAL INVESTMENTS — 100.2% (Cost — $846,688,075#)	1,066,822,885

	Liabilities in Excess of Other Assets — (0.2)%	(2,249,291)

	TOTAL NET ASSETS — 100.0%	$1,064,573,594

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Financial Statements.

Legg Mason Partners Variable Aggressive Growth Portfolio 2008 Semi-Annual Report ï 7

Statement of assets and liabilities (unaudited)
April 30, 2008

ASSETS:

Investments, at value (Cost — $846,688,075)	$1,066,822,885

Cash	820

Dividends and interest receivable	286,323

Receivable for Fund shares sold	24,697

Prepaid expenses	6,564

Total Assets	1,067,141,289

LIABILITIES:

Payable for Fund shares repurchased	1,482,051

Investment management fee payable	834,323

Distribution fees payable	10,761

Trustees’ fees payable	1,900

Deferred compensation payable	1,480

Accrued expenses	237,180

Total Liabilities	2,567,695

TOTAL NET ASSETS	$1,064,573,594

NET ASSETS:

Par value (Note 6)	$697

Paid-in capital in excess of par value	840,131,018

Accumulated net investment loss	(1,527,641)

Accumulated net realized gain on investments	5,834,710

Net unrealized appreciation on investments	220,134,810

TOTAL NET ASSETS	$1,064,573,594

Shares Outstanding:

Class I	66,199,264

Class II	3,546,301

Net Asset Value:

Class I	$15.27

Class II	$15.23

See Notes to Financial Statements.

8 ï Legg Mason Partners Variable Aggressive Growth Portfolio 2008 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended April 30, 2008

INVESTMENT INCOME:

Dividends	$3,075,053

Interest	29,699

Less: Foreign taxes withheld	(3,120)

Total Investment Income	3,101,632

EXPENSES:

Investment management fee (Note 2)	4,196,916

Shareholder reports (Note 4)	399,169

Distribution fees (Notes 2 and 4)	61,066

Trustees’ fees	22,448

Audit and tax	11,770

Insurance	9,384

Custody fees	3,845

Legal fees	451

Transfer agent fees (Note 4)	272

Miscellaneous expenses	9,032

Total Expenses	4,714,353

Less: Fee waivers and/or expense reimbursements (Note 2)	(125,139)

Net Expenses	4,589,214

NET INVESTMENT LOSS	(1,487,582)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3):

Net Realized Gain From Investment Transactions	11,959,151

Change in Net Unrealized Appreciation/Depreciation From Investments	(141,172,299)

Net Loss on Investments	(129,213,148)

DECREASE IN NET ASSETS FROM OPERATIONS	$(130,700,730)

See Notes to Financial Statements.

Legg Mason Partners Variable Aggressive Growth Portfolio 2008 Semi-Annual Report ï 9

Statements of changes in net assets

FOR THE SIX MONTHS ENDED APRIL 30, 2008 (unaudited)
AND THE YEAR ENDED OCTOBER 31, 2007	2008	2007
OPERATIONS:

Net investment loss	$(1,487,582)	$(2,966,823)

Net realized gain	11,959,151	9,714,412

Change in net unrealized appreciation/depreciation	(141,172,299)	71,746,309

Increase (Decrease) in Net Assets From Operations	(130,700,730)	78,493,898

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):

Net realized gains	(6,919,799)	(1,267,547)

Decrease in Net Assets From Distributions to Shareholders	(6,919,799)	(1,267,547)

FUND SHARE TRANSACTIONS (NOTE 6):

Net proceeds from sale of shares	30,946,206	82,729,881

Reinvestment of distributions	6,919,799	1,267,547

Cost of shares repurchased	(113,303,062)	(206,566,266)

Net assets of shares issued in connection with merger (Note 7)	—	131,689,210

Increase (Decrease) in Net Assets From Fund Share Transactions	(75,437,057)	9,120,372

INCREASE (DECREASE) IN NET ASSETS	(213,057,586)	86,346,723

NET ASSETS:

Beginning of period	1,277,631,180	1,191,284,457

End of period*	$1,064,573,594	$1,277,631,180

* Includes accumulated net investment loss of:	$(1,527,641)	$(40,059)

See Notes to Financial Statements.

10 ï Legg Mason Partners Variable Aggressive Growth Portfolio 2008 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES	2008[1,2]	2007[2]	2006[2,3]	2005[2,3]	2004[3]	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$17.13	$16.05	$14.26	$12.24	$11.43	$9.09

INCOME (LOSS) FROM OPERATIONS:

Net investment loss	(0.02)	(0.04)	(0.03)	(0.04)	(0.05)	(0.04)

Net realized and unrealized gain (loss)	(1.75)	1.14	1.82	2.11	0.86	2.38

Total income (loss) from operations	(1.77)	1.10	1.79	2.07	0.81	2.34

LESS DISTRIBUTIONS FROM:

Net realized gains	(0.09)	(0.02)	(0.00)[4]	(0.05)	—	—

Total distributions	(0.09)	(0.02)	(0.00)[4]	(0.05)	—	—

NET ASSET VALUE, END OF PERIOD	$15.27	$17.13	$16.05	$14.26	$12.24	$11.43

Total return[5]	(10.35)%	6.84%	12.56%	16.94%	7.09%	25.74%

NET ASSETS, END OF PERIOD (millions)	$1,011	$1,227	$1,191	$1,079	$920	$624

RATIOS TO AVERAGE NET ASSETS:

Gross expenses	0.83%[6]	0.78%[7]	0.78%	0.82%	0.82%	0.82%

Net expenses[8]	0.81 [6,9]	0.78 [7,9]	0.78 [9]	0.82	0.82 [9]	0.82

Net investment loss	(0.25)[6]	(0.23)	(0.22)	(0.27)	(0.44)	(0.49)

PORTFOLIO TURNOVER RATE	1%	0%	4%	0%	4%	0%

[1]	For the six months ended April 30, 2008 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	Represents a share of capital stock outstanding prior to April 30, 2007.

[4]	Amount represents less than $0.01 per share.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.77%.

[8]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 1.00%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Variable Aggressive Growth Portfolio 2008 Semi-Annual Report ï 11

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

CLASS II SHARES	2008[1,2]	2007[2,3]
NET ASSET VALUE, BEGINNING OF PERIOD	$17.11	$16.66

INCOME (LOSS) FROM OPERATIONS:

Net investment loss	(0.04)	(0.07)

Net realized and unrealized gain (loss)	(1.75)	0.52

Total income (loss) from operations	(1.79)	0.45

LESS DISTRIBUTIONS FROM:

Net realized gains	(0.09)	—

Total distributions	(0.09)	—

NET ASSET VALUE, END OF PERIOD	$15.23	$17.11

Total return[4]	(10.48)%	2.70%

NET ASSETS, END OF PERIOD (millions)	$54	$51

RATIOS TO AVERAGE NET ASSETS:

Gross expenses	1.09%[5]	1.10%[5]

Net expenses[6,7]	1.07 [5]	1.08 [5]

Net investment loss	(0.52)[5]	(0.52)[5]

PORTFOLIO TURNOVER RATE	1%	0%

[1]	For the six months ended April 30, 2008 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the period February 2, 2007 (inception date) to October 31, 2007.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class II shares will not exceed 1.25%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

12 ï Legg Mason Partners Variable Aggressive Growth Portfolio 2008 Semi-Annual Report

Notes to financial statements (unaudited)

1.	Organization and significant accounting policies
Legg Mason Partners Variable Aggressive Growth Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Legg Mason Partners Variable Aggressive Growth Portfolio 2008 Semi-Annual Report ï 13

Notes to financial statements (unaudited) continued

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

14 ï Legg Mason Partners Variable Aggressive Growth Portfolio 2008 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Fund’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly at an annual rate of the Fund’s average daily net assets in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 billion	0.750%

Next $1 billion	0.725

Next $3 billion	0.700

Next $5 billion	0.675

Over $10 billion	0.650

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments. For its services, LMPFA pays ClearBridge 70% of the net management fee it receives from the Fund.

During the six months ended April 30, 2008, the Fund’s Class I and II shares had voluntary expense limitations in place of 1.00% and 1.25%, respectively.

During the six months ended April 30, 2008, LMPFA waived a portion of its fee in the amount of $125,139.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Fund’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Effective December 1, 2007, Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor. Prior to December 1, 2007, Citigroup Global Markets, Inc. (“CGM”) and LMIS served as co-distributors of the Fund.

Legg Mason Partners Variable Aggressive Growth Portfolio 2008 Semi-Annual Report ï 15

Notes to financial statements (unaudited) continued

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred balances are reported in the Statement of Operations under Trustees’ fees and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change will have no effect on fees previously deferred. As of April 30, 2008, the Fund had accrued $1,480 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments
During the six months ended April 30, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$12,050,428

Sales	123,480,740

At April 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$335,619,964

Gross unrealized depreciation	(115,485,154)

Net unrealized appreciation	$220,134,810

4.	Class specific expenses
The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a distribution fee with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of Class II. Distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2008, class specific expenses were as follows:

	DISTRIBUTION	TRANSFER AGENT	SHAREHOLDER REPORTS
	FEES	FEES	EXPENSES
Class I	—	$107	$378,994

Class II	$61,066	165	20,175

Total	$61,066	$272	$399,169

16 ï Legg Mason Partners Variable Aggressive Growth Portfolio 2008 Semi-Annual Report

5.	Distributions to shareholders by class

	SIX MONTHS ENDED	YEAR ENDED
	APRIL 30, 2008	OCTOBER 31, 2007
Net Realized Gains:
Class I	$6,625,550	$1,267,547

Class II	294,249	—

Total	$6,919,799	$1,267,547

6.	Shares of beneficial interest
At April 30, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Prior to April 30, 2007, the Company had six billion shares of capital stock authorized with a par value of $0.00001 per share.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED		YEAR ENDED
	APRIL 30, 2008		OCTOBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold	942,302	$14,716,480	4,218,849	$69,574,476

Shares issued on reinvestment	401,548	6,625,550	78,003	1,267,547

Shares repurchased	(6,788,633)	(105,776,688)	(11,683,703)	(193,506,075)

Shares issued with merger	—	—	4,796,487	81,449,238

Net decrease	(5,444,783)	$(84,434,658)	(2,590,364)	$(41,214,814)

Class II
Shares sold	1,046,319	$16,229,726	774,016	$13,155,405

Shares issued on reinvestment	17,855	294,249	—	—

Shares repurchased	(476,480)	(7,526,374)	(774,288)	(13,060,191)

Shares issued with merger	—	—	2,958,879	50,239,972

Net increase	587,694	$8,997,601	2,958,607	$50,335,186

7.	Transfer of Net Assets
On April 27, 2007, the Fund acquired the assets and certain liabilities of the Legg Mason Partners Variable Aggressive Growth Portfolio and Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio (the “Acquired Funds”), pursuant to a plan of reorganization approved by the Fund and the

Legg Mason Partners Variable Aggressive Growth Portfolio 2008 Semi-Annual Report ï 17

Notes to financial statements (unaudited) continued

Acquired Funds. Total shares issued by the Fund and the total net assets of the Acquired Funds on the date of the transfer were as follows:

	SHARES ISSUED BY	TOTAL NET ASSETS OF
ACQUIRED FUNDS	THE FUND	THE ACQUIRED FUND
Legg Mason Partners Variable Aggressive Growth Portfolio	5,036,466	$85,519,475

Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio	2,718,900	46,169,735

The total net assets of the Fund were $1,214,756,234. The total net assets of the Legg Mason Partners Variable Aggressive Growth Portfolio and Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio before acquisition included unrealized appreciation of $17,127,197 and $7,111,654, respectively, accumulated net realized loss of $(3,755) and $(6,093,388), respectively, and accumulated net investment loss of $(4,739) for Legg Mason Partners Variable Aggressive Growth Portfolio. Total net assets of the Fund immediately after the transfer were $1,346,445,444. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

8.	Capital loss carryforward
On October 31, 2007, the Fund had a net capital loss carryforward of approximately $4,625,518, of which $1,980,592 expires in 2009 and $2,644,926 expires in 2010. These amounts will be available to offset any future taxable gains, subject to an annual limitation of $2,417,172 resulting from an ownership change the Fund experienced in the prior year.

9.	Regulatory matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and CGM, a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit

18 ï Legg Mason Partners Variable Aggressive Growth Portfolio 2008 Semi-Annual Report

that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Legg Mason Partners Variable Aggressive Growth Portfolio 2008 Semi-Annual Report ï 19

Notes to financial statements (unaudited) continued

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10.	Legal matters
Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment

20 ï Legg Mason Partners Variable Aggressive Growth Portfolio 2008 Semi-Annual Report

advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgement was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

11.	Recent accounting pronouncements
On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

*  *  *

Legg Mason Partners Variable Aggressive Growth Portfolio 2008 Semi-Annual Report ï 21

Notes to financial statements (unaudited) continued

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

22 ï Legg Mason Partners Variable Aggressive Growth Portfolio 2008 Semi-Annual Report

Board approval of management and
subadvisory agreements (unaudited)
At a meeting of the Fund’s Board of Trustees, the Board considered the re-approval for an annual period of the Fund’s management agreement, pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, and the Fund’s sub-advisory agreement, pursuant to which ClearBridge Advisors, LLC (the “Sub-Adviser”) provides day-to-day management of the Fund’s portfolio. (The management agreement and sub-advisory agreement are collectively referred to as the “Agreements.”) The Manager and the Sub-Adviser are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Adviser. The Independent Trustees requested and received information from the Manager and the Sub-Adviser they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Adviser. Included was information about the Manager, the Sub-Adviser and the Fund’s distributor (including any distributors affiliated with the Fund during the past two years), as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreement
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement, respectively, during the past two years. The Trustees also considered the Manager’s supervisory activities over the Sub-Adviser. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs, including the management of cash and short-term instruments, and the Manager’s role in coordinating the activities of the Sub-Adviser and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Adviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the

Legg Mason Partners Variable Aggressive Growth Portfolio ï 23

Board approval of management and
subadvisory agreements (unaudited) continued

investment management and other capabilities of the Manager and the Sub-Adviser and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs. The Board also considered the Manager’s response to recent regulatory compliance issues affecting the Manager and the Legg Mason Partners fund complex. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities between the Manager and the Sub-Adviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Sub-Adviser’s brokerage policies and practices, the standards applied in seeking best execution, the Manager’s policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Adviser.

Fund performance
The Board received and reviewed performance information for the Fund and for all multi-cap growth funds underlying variable insurance products (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board members noted that they also had received and discussed with management information at periodic intervals comparing the Fund’s performance to that of its benchmark index. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three- and five-year periods ended

24 ï Legg Mason Partners Variable Aggressive Growth Portfolio

June 30, 2007. The Fund performed below the median for the one- and three-year periods, but performed better than the median for the five-year period. The Board noted that the Fund’s three-year performance was only slightly below the median performance for funds in the Performance Universe. The Board also reviewed performance information provided by the Manager for periods ended September 2007, which showed the Fund’s performance was competitive compared to the Lipper category average during the third quarter. The Board members then discussed with representatives of management, including the Chief Investment Officer for the Sub-Adviser, the portfolio management strategy of the Fund’s portfolio manager and the reasons for the Fund’s underperformance versus the Performance Universe during the more recent time periods. The Trustees noted that the portfolio manager is very experienced with an impressive long-term track record and continued to apply a consistent investment strategy. The Trustees also noted that the Manager was committed to providing the resources necessary to assist the portfolio manager. Based on its review, the Board generally was satisfied with the Fund’s long-term performance and management’s efforts to improve performance going forward. The Board determined to continue to evaluate the Fund’s performance and established a committee of Independent Trustees to review performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios
The Board reviewed and considered, the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Adviser, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fee to the Sub-Adviser and, accordingly, that the retention of the Sub-Adviser does not increase the fees and expenses incurred by the Fund. In addition, because of the Manager’s fee waiver and/or expense reimbursement arrangement in effect for the Fund, which partially reduced the management fee paid to the Manager, the Board also reviewed and considered the actual management fee rate (after taking into account waivers and reimbursements) (“Actual Management Fee”). At the request of the Independent Trustees, the Manager agreed not to discontinue its fee waiver and/or expense reimbursement for the Fund without prior Board approval.

The Board also reviewed information regarding the fees the Manager and the Sub-Adviser charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial,

Legg Mason Partners Variable Aggressive Growth Portfolio ï 25

Board approval of management and
subadvisory agreements (unaudited) continued

chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Adviser. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributors are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of ten multi-cap growth funds underlying variable insurance products selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all multi-cap growth funds underlying variable insurance products (“Expense Universe”). This information showed that the Fund’s Contractual Management Fee and Actual Management Fee were higher than the median of management fees paid by the other funds in the Expense Group, and that the Fund’s actual total expense ratio also was higher than the median of the total expense ratios of the funds in the Expense Group. The Board noted that the Fund’s actual total expense ratio, however, was lower than the average of the total expense ratios of the funds in the Expense Universe.

Manager profitability
The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale
The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any

26 ï Legg Mason Partners Variable Aggressive Growth Portfolio

economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that the Manager instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund’s assets grow. The Board noted that the Fund’s assets exceeded the specified asset level at which one or more breakpoints to its Contractual Management Fee are triggered. Accordingly, the Fund and its shareholders realized economies of scale because the total expense ratio of the Fund was lower than it would have been if no breakpoints were in place. The Board also considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale, taking into consideration other efficiencies that might accrue as the Fund’s assets increase. The Board also noted that as the Fund’s assets have increased over time, the Fund and its shareholders have realized economies of scale as certain expenses, such as fixed fund fees, became a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also have been appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager
The Board considered other benefits received by the Manager and its affiliates, including the Sub-Adviser, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreement to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement.

Legg Mason Partners Variable Aggressive Growth Portfolio ï 27

Legg Mason Partners
Variable Aggressive Growth Portfolio

Trustees

Paul R. Ades
Andrew L. Breech
Dwight B. Crane
Robert M. Frayn, Jr.
R. Jay Gerken, CFA
  Chairman
Frank G. Hubbard
Howard J. Johnson
David E. Maryatt
Jerome H. Miller
Ken Miller
John J. Murphy
Thomas F. Schlafly
Jerry A. Viscione

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadviser

ClearBridge Advisors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust
Company

Transfer agent

PFPC Inc.
4400 Computer Drive
Westborough, Massachusetts 01581

Independent registered public accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

Legg Mason Partners Variable Aggressive Growth Portfolio
The Fund is a separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO
Legg Mason Partners Funds
55 Water Street
New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Legg Mason Partners Variable Aggressive Growth Portfolio. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

2008 Legg Mason Investor Services, LLC
Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked ninth-largest investment manager in 2007, based on 12/31/06 assets under management, according to Pensions & Investments, May 2007.

www.leggmason.com/individualinvestors

2008 Legg Mason Investor Services, LLC Member FINRA, SIPC
FD04228 6/08 SR08-577

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. Principal Accountant Fees and Services
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Variable Equity Trust

By:	/s/ R. Jay Gerken

(R. Jay Gerken) Chief Executive Officer of Legg Mason Partners Variable Equity Trust
Date: June 25, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

(R. Jay Gerken) Chief Executive Officer of Legg Mason Partners Variable Equity Trust
Date: June 25, 2008

By:	/s/ Kaprel Ozsolak

(Kaprel Ozsolak) Chief Financial Officer of Legg Mason Partners Variable Equity Trust
Date: June 25, 2008